Accounts Receivable Net (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-freight accounts receivable	192	155
Accounts receivable, Gross	600	565
Allowance for doubtful accounts	(20)	(19)
Total accounts receivable, net	580	546
Freight
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Gross	408	410